Document And Entity Information	Aug. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2023
Entity Registrant Name	Sonendo, Inc.
Entity Central Index Key	0001407973
Entity Emerging Growth Company	true
Securities Act File Number	001-40988
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-5041718
Entity Address, Address Line One	26061 Merit Circle, Suite 102
Entity Address, City or Town	Laguna Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92653
City Area Code	(949)
Local Phone Number	766-3636
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SONX
Security Exchange Name	NYSE